UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21566 _____________________________________________________

BlackRock Global Floating Rate Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Floating Rate Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (Unaudited)
MARCH 31, 2005

BlackRock Global Floating Rate Income Trust (BGT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—157.8%
			Corporate Bonds—20.1%
			Automotive—0.4%
B-	$ 125	[2]	Accuride Corp., 8.50%, 2/01/15	$ 122,188
BB+	820		Arvinmeritor, Inc., 8.75%, 3/01/12	856,900
B	30	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	27,375
B2	750		Delco Remy Intl., Inc., 6.66%, 4/15/09	753,750
BB+	40		Delphi Corp., 6.50%, 5/01/09	35,900
B-	20		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	18,500
B-	40		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	39,000
B3	150	[2]	Metaldyne Corp., 10.00%, 11/01/13	138,000

				1,991,613

			Basic Materials—1.0%
BB-	90		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	87,300
B+	390	[2]	Boise Cascade LLC, 5.535%, 10/15/12	394,875
B-	455	[2]	Crystal Holdings 3 LLC/Crystal Sub. 3 Corp., 9.625%, 6/15/14 (Luxembourg)	518,700
BB-	70		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	70,350
B	40		Gold Kist, Inc., 10.25%, 3/15/14	45,800
Ba3	750		Hercules, Inc., 6.75%, 10/15/29	735,000
B+	750		Huntsman Intl., LLC, 9.875%, 3/01/09	806,250
BB	225		Intl. Steel Group, Inc., 6.50%, 4/15/14	229,500
			Lyondell Chemical Co.,
B+	300		11.125%, 7/15/12	343,500
B+	300		Ser. A, 9.625%, 5/01/07	321,750
B-	750		Nalco Co., 8.875%, 11/15/13	804,375
B1	70	[2]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	68,950
B-	100	[2]	PQ Corp., 7.50%, 2/15/13	100,000
			Tembec Industries, Inc. (Canada)
B	130		7.75%, 3/15/12	117,975
B	25		8.50%, 2/01/11	23,688

				4,668,013

			Building & Development—0.3%
B+	1,000	[2]	Ainsworth Lumber Co. Ltd., 6.84%, 10/01/10 (Canada)	1,015,000
B-	240	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	220,800

				1,235,800

			Conglomerates—0.2%
B-	750		Trimas Corp., 9.875%, 6/15/12	761,250

			Consumer Products—0.5%
B3	45		ALH Finance LLC, 8.50%, 1/15/13	44,374
			Duane Reade, Inc.,
B2	1,000	[2]	7.51%, 12/15/10	983,750
CCC+	80		9.75%, 8/01/11	70,400
B+	120		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	111,000
B-	400		Lazy Days RV Center, Inc., 11.75%, 5/15/12	427,000
B-	230	[2]	Levi Strauss & Co., 7.73%, 4/01/12	226,263
B-	200	[2]	Rite Aid Corp., 6.125%, 12/15/08	188,000

				2,050,787

			Containers & Packaging—0.2%
			Constar Intl., Inc.,
B	110	[2]	6.149%, 2/15/12	112,200
B-	125		11.00%, 12/01/12	123,750
B	750		Crown European Holdings SA, 10.875%, 3/01/13 (France)	864,375

				1,100,325

			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste NA, Inc., Ser. B, 5.75%, 2/15/11	562,500

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—8.5%
BB	$ 750	[2]	AES Corp., 9.00%, 5/15/15	$ 825,000
B	750		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09 (Canada)	810,000
B+	750		Edison Mission Energy, 10.00%, 8/15/08	832,500
B-	750	[3]	El Paso Production Holding Co., 7.75%, 6/01/13	757,500
B1	750		Foundation Pennsylvania Coal Company, 7.25%, 8/01/14	774,375
BB-	14,430		Gazprom, 9.625%, 3/01/13 (Russia)	16,461,744
B	750		Hanover Compressor Co., 9.00%, 6/01/14	810,000
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	737,300
B1	587	[2]	NRG Energy, Inc., 8.00%, 12/15/13	622,220
			Pemex Project Funding Master Trust
Baa1	800	[2]	9.375%, 12/02/08	902,800
Baa1	12,700		Ser. 15, 4.46%, 10/15/09	13,315,947
			Reliant Energy, Inc.,
BB-	250		6.75%, 12/15/14	233,125
BB-	750		9.25%, 7/15/10	802,500
BB-	300		Swift Energy Co., 7.625%, 7/15/11	312,000

				38,197,011

			Entertainment & Leisure—0.2%
BB+	750		MGM Mirage, 5.875%, 2/27/14	708,750
B+	40	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	38,000

				746,750

			Financial Institutions—3.0%
BB	140	[2]	American Real Estate Partners, 7.125%, 2/15/13	137,200
BB	750		Crum & Forster Holdings Corp., 10.375%, 6/15/13	840,000
Baa2	3,000		General Motors Acceptance Corp., 3.56%, 1/16/07	2,864,640
BB-	5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	5,524,824
Baa2	3,000	[2]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13 (Netherlands)	3,022,500
BBB	25		Marsh & McLennan Cos., Inc., 2.77%, 7/13/07	24,849
B+	750	[2]	Rainbow National Services LLC, 8.75%, 9/01/12	806,250
B-	300	[2]	Universal City Florida Holding Co., 7.493%, 5/01/10	313,500

				13,533,763

			Health Care—0.5%
B-	750		IASIS Healthcare LLC, 8.75%, 6/15/14	780,000
B3	90		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	88,425
			Tenet Healthcare Corp.,
B	30		6.375%, 12/01/11	27,750
B	50		9.875%, 7/01/14	51,875
B-	650		Universal Hospital Services, Inc., 10.125%, 11/01/11	663,000
B2	750	[2]	US Oncology, Inc., 9.00%, 8/15/12	787,500

				2,398,550

			Industrials—0.7%
B-	400		Cenveo Corp., 7.875%, 12/01/13	357,000
B-	705	[2]	DI Finance/Dyn Corp. Intl., 9.50%, 2/15/13	708,525
B-	330	[2]	Hexcel Corp., 6.75%, 2/01/15	318,450
B-	125	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	125,000
B-	555	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	535,575
CCC+	350	[2]	Park Ohio Industries, Inc., 8.375%, 11/15/14	330,750
B+	750		United Rentals NA, Inc., 7.00%, 2/15/14	688,125

				3,063,425

			Media—1.0%
B	250		Cablecom, 4.90%, 4/30/12 (Luxembourg)	324,312
CCC+	750		Charter Communications Holdings II LLC, 10.25%, 9/15/10	770,625
BB-	350	[2]	Choctaw Resort Development Enterprise, 7.25%, 11/15/19	346,500
BB-	750		Echostar DBS Corp., 6.375%, 10/01/11	736,875
B-	70	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	66,150
B	750		Primedia, Inc., 7.625%, 4/01/08	755,625
B2	40	[2]	Radio One, Inc., 6.375%, 2/15/13	38,900
B-	1,550	[2]	WMG Holdings Corp., 7.385%, 12/15/11	1,588,750

				4,627,737

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Real Estate—1.3%
BB+	$ 6,350	[3]	Rouse Co., 5.375%, 11/26/13	$ 6,039,041

			Technology—0.2%
B	750		Celestica, Inc., 7.875%, 7/01/11 (Canada)	761,250
B	140		Superior Essex Communications LLC, 9.00%, 4/15/12	142,100

				903,350

			Telecommunications—1.7%
			Cincinnati Bell, Inc.,
B+	775		7.25%, 7/15/13	771,125
B	500		8.375%, 1/15/14	492,500
			Dobson Cellular Systems, Inc.,
B2	325	[2]	7.493%, 11/01/11	333,125
B2	350	[2]	8.375%, 11/01/11	357,000
			Intelsat Ltd. (Bermuda)
B	75		5.25%, 11/01/08	68,813
B+	400	[2]	7.805%, 1/15/12	406,000
B+	150	[2]	8.25%, 1/15/13	150,375
B+	275	[2]	8.625%, 1/15/15	281,188
B	40		Qwest Capital Funding, Inc., 6.875%, 7/15/28	31,100
B+	2,350	[2]	Qwest Communications Intl., Inc., 6.294%, 2/15/09	2,350,000
			Qwest Corp.,
BB	750	[2]	7.875%, 9/01/11	774,375
B+	895	[2]	14.00%, 12/15/10	1,033,725
BB	400		Rogers Wireless Communications, Inc., 6.135%, 12/15/10 (Canada)	406,000
CCC	110		Rural Cellular Corp., 9.875%, 2/01/10	111,100
B	115	[2]	Zeus Special Subsidiary Ltd., zero coupon, 2/01/15	72,163

				7,638,589

			Transportation—0.3%
B3	400	[2]	Horizon Lines LLC, 9.00%, 11/01/12	430,000
B+	750		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	780,000

				1,210,000

			Total Corporate Bonds	90,728,504

			Bank Loans—106.7%
			Aerospace & Defense—2.3%
	2,985		CACI Intl., Inc., Term Loan, LIBOR + 1.50%, 2/04/07	3,022,274
			Camp Industries, Term Loan A,
	992		LIBOR + 3.25%, 8/30/11	991,935
	8		LIBOR + 2.25%, 8/30/11	8,065
	1,000		Dyncorp, Inc., Term Loan B, LIBOR + 2.75%, 1/31/11	1,009,583
			Hexcel Corp, Term Loan B,
	447		LIBOR + 2.00%, 2/28/12	453,380
	215		PRIME + 0.75%, 2/28/12	217,741
	2,000		MRO Acquisition LLC, Term Loan, LIBOR + 5.25%, 9/15/11	2,033,750
	2,492		Standard Aero, Inc., Term Loan, LIBOR + 2.50%, 8/18/12	2,526,576

				10,263,304

			Automotive—2.6%
	1,750		Polar Corp., Term Loan TBD, 5/30/10	1,776,250
	2,993		Progressive Moulded Products, Ltd., Term Loan B, LIBOR + 2.50%, 8/30/11	2,842,875
	3,000		TI Automotive Ltd., Term Loan C, LIBOR + 3.25%, 6/30/11	2,977,500
			TRW Automotive Acquisitions Corp.,
	1,496		Term Loan B, LIBOR + 1.50%, 6/30/12	1,509,966
	2,494		Term Loan E, LIBOR + 1.50%, 10/31/10	2,517,128

				11,623,719

			Basic Materials—12.2%
	2,985		Appleton Papers, Inc., Term Loan, LIBOR + 2.25%, 6/30/10	3,019,516
	2,761		Boise Cascade Corp., Term Loan B, LIBOR + 2.25%, 10/31/11	2,809,218
	800		Buckeye Technologies, Inc., Term Loan, LIBOR + 2.50%, 4/15/10	811,130

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Basic Materials—(cont’d)
		Celanese, Term Loan,
	$ 383	0.75%, 4/06/11	$ 388,962
	3,612	LIBOR + 2.25%, 6/03/11	3,686,279
	2,000	Cognis, Term Loan, LIBOR + 4.75%, 11/15/13	2,078,334
	1,638	Foundation Coal Corp., Term Loan B, LIBOR + 2.00%, 7/30/11	1,662,872
	997	Hercules, Inc., Term Loan B, LIBOR + 1.75%, 4/07/10	1,009,956
	2,707	Huntsman Intl., LLC, Term Loan B, LIBOR + 3.00%, 12/31/10	2,758,234
	5,500	Huntsman LLC, Term Loan, LIBOR + 3.00%, 3/30/10	5,588,000
	3,992	Innophos, Inc., Term Loan, LIBOR + 2.75%, 8/15/10	4,051,788
	2,007	Intermet Corp., Term Loan B, PRIME + 5.25%, 3/31/09	1,992,344
	4,824	Invista, Term Loan B, LIBOR + 2.75%, 4/30/11	4,917,585
	1,228	Koch Cellulose, LLC, Term Loan, LIBOR + 2.25%, 5/01/11	1,245,935
	222	Kraton Polymers, LLC, Term Loan B, LIBOR + 2.75%, 12/15/10	225,717
	5,831	Nalco Co., Term Loan B, LIBOR + 2.00%, 11/04/10	5,941,665
	500	PQ Corp., Term Loan, LIBOR + 2.00%, 2/28/12	507,813
	975	Professional Paint, Inc., Term Loan, LIBOR + 3.25%, 9/30/11	988,406
	1,990	Ripplewood Phosphorus US, LLC, Term Loan, LIBOR + 3.00%, 7/16/11	2,019,850
	6,500	Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.25%, 8/15/12	6,630,000
	2,417	Rollcoater, Term Loan, LIBOR + 3.25%, 11/30/10	2,407,603

			54,741,207

		Building & Development—2.9%
	2,000	Juno Lighting, Inc., Term Loan, LIBOR + 5.50%, 5/10/11	2,045,000
	2,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	2,022,500
		Nortek, Inc., Term Loan,
	993	LIBOR + 2.25%, 8/24/11	1,006,147
	2	PRIME + 1.25%, 8/24/11	2,534
	5,408	Ply Gem Industries, Inc., Term Loan, LIBOR + 2.50%, 2/12/11	5,468,480
	2,494	Resolution Specialty Materials, Term Loan, LIBOR + 2.75%, 8/15/10	2,518,687

			13,063,348

		Business Equipment & Services—0.2%
	1,000	Latham Intl. Ltd., Term Loan, LIBOR + 4.00%, 12/31/10	1,006,250

		Conglomerates—4.2%
		Atlantis Plastics, Inc.,
	1,000	Term Loan B, PRIME + 0.75%, 9/30/11	1,012,500
	1,000	Term Loan C, PRIME + 5.25%, 9/30/11	1,015,000
	2,000	Fidelity National, Term Loan, LIBOR + 1.75%, 3/30/13	2,006,250
	500	Gentek Corp., Term Loan, LIBOR + 5.75%, 3/15/12	502,084
		Honeywell Security Group, Term Loan B,
	3,474	LIBOR + 4.00%, 6/28/10	3,525,856
	9	PRIME + 3.00%, 6/28/10	8,882
		Invesys Intl. Holdings Ltd.,
	4,000	Term Loan, LIBOR, 3/05/09	3,980,000
	2,000	Term Loan, LIBOR + 4.75%, 11/30/09	2,052,500
	984	Term Loan B1, LIBOR + 3.50%, 8/30/09	1,001,076
	1,000	NDC Health, Term Loan, LIBOR + 4.00%, 11/04/08	1,010,000
	2,571	Polypore, Inc., Term Loan, LIBOR + 2.25%, 11/15/11	2,600,176

			18,714,324

		Consumer Products—15.0%
		Berkline/BenchCraft Holdings, LLC,
	2,000	Term Loan, PRIME + 6.75%, 4/30/12	2,015,000
	2,000	Term Loan B, LIBOR, 10/31/11	1,990,000
	998	Carrols Corp., Term Loan, LIBOR + 2.50%, 12/31/10	1,016,619
	748	Central Garden & Pet Co., Term Loan, LIBOR + 1.75%, 5/30/09	755,590
	1,587	Church & Dwight Co., Inc., Term Loan B, LIBOR + 1.75%, 5/31/11	1,607,948
	1,472	CKE Restaurants, Inc., Term Loan, LIBOR + 2.50%, 5/17/09	1,501,775
	1,977	Coinmach Service Corp., Term Loan B, LIBOR + 3.00%, 7/30/09	2,000,335
	1,662	Constellation Brands, Inc., Term Loan B, LIBOR + 1.75%, 12/31/11	1,687,516
	750	Culligan Water Co., Term Loan B, LIBOR + 2.75%, 10/15/11	762,500
	2,993	Delaware Labs, Term Loan B, LIBOR + 2.25%, 10/30/11	3,026,166

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(cont’d)
	$ 3,500	Denny’s Corp., Term Loan, LIBOR, 8/25/10	$ 3,613,750
	3,000	Desa LLC, Term Loan, LIBOR + 3.00%, 12/30/11	2,925,000
	995	Doane Pet Care Co., Term Loan, LIBOR + 4.00%, 11/15/09	1,009,925
	500	Fender Musical Instruments Corp., Term Loan, PRIME + 3.50%, 9/30/12	505,000
	500	Herbalife Intl., Inc., Term Loan, LIBOR + 2.25%, 12/31/10	508,125
	1,500	Jarden Corp., Term Loan, LIBOR + 2.00%, 1/15/12	1,518,438
		Knoll, Inc., Term Loan,
	1,751	LIBOR + 3.00%, 10/15/11	1,770,282
	9	PRIME + 2.00%, 10/15/11	9,518
	998	Landrys Restaurants, Term Loan B, LIBOR + 1.75%, 12/31/10	1,012,463
		Language Line, Inc., Term Loan B,
	2,889	LIBOR + 4.25%, 6/14/11	2,922,885
	32	PRIME + 3.25%, 6/14/11	31,944
		Maidenform, Inc., Term Loan,
	293	LIBOR + 2.75%, 5/14/10	296,183
	590	LIBOR + 7.50%, 5/11/11	601,800
	2,944	National Bedding Co., LLC, Term Loan B, LIBOR + 2.25%, 8/25/08	2,977,280
	3,500	Olympus Cable Holdings, LLC, Term Loan B, PRIME + 2.00%, 9/30/10	3,467,734
	1,000	Oreck Corp., Term Loan B, LIBOR + 2.75%, 1/31/12	1,016,250
		Oriental Trading Co., Inc.,
	750	Term Loan, LIBOR + 4.75%, 1/08/11	758,906
	1,000	Term Loan, LIBOR + 4.75%, 12/02/10	1,000,000
	1,403	Term Loan B, LIBOR + 2.50%, 8/06/10	1,402,813
	19	Term Loan B, PRIME + 1.50%, 8/06/10	19,211
	5,486	OSI Group LLC, Term Loan B, LIBOR + 2.50%, 9/15/11	5,559,398
	2,730	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 7/15/10	2,769,812
		Prestige Brands Holdings, Inc., Term Loan B,
	1,980	LIBOR + 2.25%, 4/07/11	2,009,700
	5	PRIME + 1.25% , 4/07/11	5,075
	988	Propex Fabrics, Inc., Term Loan, LIBOR + 2.25%, 12/31/10	992,438
		R.H. Donnelley, Inc.,
	634	Term Loan A3, LIBOR + 1.75%, 6/30/11	643,633
	2,165	Term Loan D, LIBOR + 1.75%, 12/31/11	2,199,689
	1,000	Rayovac, Term Loan, LIBOR + 2.00%, 1/31/12	1,017,500
	2,985	Rite Aid Corp., Term Loan, LIBOR + 1.75%, 9/15/09	3,005,522
	1,000	Travel Centers of America, Inc., Term Loan C, LIBOR + 1.75%, 11/30/11	1,007,500
		United Subcontractors, Inc., Term Loan,
	3,990	LIBOR + 3.25%, 4/21/11	4,039,875
	500	LIBOR + 7.00%, 10/21/11	510,312

			67,491,410

		Containers & Packaging—4.7%
	2,715	Berry Plastics Corp., Term Loan C, LIBOR + 2.00%, 3/11/11	2,758,950
		FlexSol Packaging Corp., Term Loan,
	1,000	LIBOR + 3.25%, 11/30/11	1,001,250
	1,000	LIBOR + 7.00%, 11/30/12	1,007,500
		Graham Packaging Co., Inc.,
	6,484	Term Loan B, LIBOR + 2.50%, 10/01/11	6,610,183
	2,000	Term Loan C, LIBOR + 4.25%, 4/01/12	2,059,166
	3,576	Graphic Packaging Intl., Inc., Term Loan C, LIBOR + 2.50%, 8/08/10	3,636,358
	1,000	Smurfit Stone Containter Corp., Term Loan B, LIBOR + 2.00%, 11/01/11	1,018,333
	2,977	Solo Cup Co., Term Loan, LIBOR + 2.50%, 2/27/11	3,019,127

			21,110,867

		Ecological Services & Equipment—1.3%
	2,000	Allied Waste NA, Inc., Term Loan, LIBOR + 2.00%, 3/31/12	2,016,800
		Envirosolutions, Inc., Term Loan,
	222	2.00%, 2/28/09	221,264
	3,778	LIBOR + 4.50%, 2/28/09	3,768,735

			6,006,799

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Energy—4.1%
	$ 1,500	AES Corp., Term Loan, LIBOR + 1.75%, 4/30/08	$ 1,531,500
	1,238	Belden & Blake Corp., Term Loan,
	1,231	LIBOR + 2.75%, 7/15/11	1,242,892
	7	PRIME + 1.75%, 7/15/11	6,983
	500	Coleto Creek WLE LP, Term Loan C, LIBOR + 3.50%, 8/05/12	510,209
	1,990	Dynegy Holdings, Inc., Term Loan, LIBOR + 4.00%, 5/10/10	2,029,179
		El Paso Corp.,
	750	Term Loan, LIBOR + 2.85%, 11/30/09	759,844
	1,240	Term Loan B, LIBOR + 2.75%, 11/30/09	1,256,275
	500	Mainline LP, Term Loan, LIBOR + 2.375%, 12/31/11	505,000
	5,500	Reliant Energy, Inc., Term Loan B, LIBOR + 2.375%, 4/30/10	5,561,875
	1,500	Semgroup LP, Term Loan, PRIME + 1.75%, 2/28/11	1,515,000
		Texas Genco LLC,
	585	Term Loan, 1.25%, 12/15/11	592,410
	1,412	Term Loan, LIBOR + 2.00%, 12/15/11	1,430,670
	500	Trout Coal Holdings LLC, Term Loan, PRIME + 4.00%, 3/31/12	510,000
	998	Universal Compression, Inc., Term Loan B, LIBOR + 1.75%, 1/15/15	1,011,527

			18,463,364

		Entertainment & Leisure—8.0%
	1,000	Blockbuster Entertainment Corp., Term Loan B, LIBOR + 2.50%, 8/20/11	1,006,250
	1,990	Boyd Gaming Corp., Term Loan B, LIBOR + 1.75%, 5/14/11	2,016,742
	1,920	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	1,929,531
	3,000	Kerasotes Theatres, Inc., Term Loan B, LIBOR + 2.25% 12/31/07	3,045,000
	4,924	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 8/15/11	5,006,332
	998	Marina District Finance Co., Inc., Term Loan B, LIBOR + 4.50%, 10/15/11	1,009,138
	1,995	MGM Mirage, Term Loan B, LIBOR + 2.50%, 4/30/11	1,993,753
	928	Penn National Gaming, Inc., Term Loan D, LIBOR + 2.50%, 9/01/07	930,572
	998	Universal City Development Partners LP, Term Loan B, LIBOR + 2.00%, 6/30/12	1,013,709
	1,244	Venetian Casino Resorts LLC, Term Loan B, LIBOR + 1.75%, 6/15/11	1,258,824
	4,241	Wallace Theaters, Term Loan, LIBOR + 3.25%, 8/01/09 - 1/21/10	4,315,472
		Wyndham Intl., Inc.,
	6,152	Term Loan I, LIBOR + 4.75%, 6/30/06	6,163,379
	2,242	Term Loan II, LIBOR + 5.75%, 4/01/06	2,243,339
	4,000	Wynn Las Vegas, LLC, Term Loan, LIBOR + 2.125%, 12/31/11	4,068,751

			36,000,792

		Financial Institutions—2.4%
	1,872	Global Cash Access, LLC, Term Loan, LIBOR + 2.75%, 3/15/10	1,900,257
	3,880	Jostens, Inc., Term Loan C, LIBOR + 2.25%, 10/15/11	3,939,818
	1,615	Refco Finance Holdings, LLC, Term Loan B, LIBOR, 7/30/11	1,633,169
		Titan Corp., Term Loan B,
	2,982	LIBOR + 2.75%, 4/24/09	3,022,408
	3	PRIME + 1.25%, 4/24/09	3,325
	500	USI Holdings Corp., Term Loan B, PRIME + 1.50%, 7/30/08	501,563

			11,000,540

		Foreign Government—1.2%
	5,689	Kingdom of Morocco, Term Loan A, LIBOR + 2.50%, 1/05/09	5,603,553

		Health Care—10.8%
	5,975	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 8/05/11	5,986,191
	1,617	Advanced Medical Optics, Term Loan B, LIBOR + 2.00%, 6/30/07	1,640,854
	3,975	Arizant, Inc., Term Loan, LIBOR + 3.75%, 8/15/10	3,989,906
	5,431	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/15/11	5,499,267
	4,846	Concentra Operating Corp., Term Loan, LIBOR + 2.50%, 6/30/10	4,910,257
	750	Cooper Cos., Term Loan B, LIBOR + 1.75%, 11/15/11	759,062
		HealthSouth Corp., Term Loan,
	2,000	LIBOR, 1/15/11	2,175,000
	1,500	LIBOR + 2.50%, 3/31/10	1,511,719
	2,985	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/30/11	3,029,775
	2,736	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 6/30/11	2,788,838
	2,539	Kinetic Concepts, Inc., Term Loan B-2, LIBOR + 1.75%, 8/05/10	2,571,218

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Health Care—(cont’d)
	$ 538	Medco Health Solutions, Term Loan A, LIBOR + 1.25%, 3/13/08	$ 539,808
	998	Pacificare Health Systems, Inc., Term Loan B, LIBOR + 1.50%, 12/15/10	1,007,164
	1,000	Select Medial Corp., Term Loan B, LIBOR + 1.75%, 2/28/12	1,005,250
	4,056	US Oncology, Inc., Term Loan, LIBOR + 2.75%, 6/30/11	4,124,354
	3,091	Vanguard Health Systems, Term Loan, LIBOR + 3.25%, 9/30/11	3,148,246
		Warner Chilcott,
	530	Term Loan, 0.50%, 1/18/11	535,003
	2,184	Term Loan B, LIBOR + 2.75%, 1/18/11	2,204,386
	880	Term Loan C, LIBOR + 2.75%, 1/18/11	888,260
	406	Term Loan D, LIBOR + 2.75%, 1/18/11	410,351

			48,724,909

		Industrials—1.4%
	594	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	602,278
	519	Exide Technologies, Term Loan, LIBOR + 3.50%, 5/01/10	524,125
	1,000	Novelis, Inc., Term Loan B, LIBOR + 1.75%, 12/30/11	1,015,750
	2,000	Tinnerman Palnut Engineered Products, Inc., Term Loan, LIBOR + 2.75%, 11/01/11	2,015,000
	1,996	Worldspan, LP, Term Loan, LIBOR + 2.75%, 6/30/07	1,998,050

			6,155,203

		Media—20.3%
		Advertising Directory Solutions,
	998	Term Loan, LIBOR + 3.75%, 5/30/12	1,019,113
	2,972	Term Loan B, LIBOR + 2.00%, 11/30/11	2,975,965
	2,000	Alliance Atlantis, Term Loan B, LIBOR + 1.75%, 11/30/11	2,030,000
		American Lawyers Media, Inc., Term Loan,
	108	0.50%, 3/15/10	108,849
	642	PRIME + 1.50%, 3/15/10	646,776
	1,990	Bragg Communication, Term Loan B, LIBOR + 2.50%, 9/15/11	2,019,850
	1,000	Bresnan Communications LLC, Term Loan B, LIBOR + 3.50%, 9/30/10	1,014,688
		Century TCI California LP,
	2,000	Term Loan, PRIME + 0.75%, 12/31/07	1,994,520
	5,000	Term Loan, PRIME + 2.00%, 12/31/09	4,964,285
	5,000	Term Loan B, TBD, 12/31/09	4,964,285
		Charter Communications Operating, LLC,
	6,000	Term Loan A, LIBOR + 3.00%, 4/27/10	6,026,784
	1,990	Term Loan B, LIBOR + 3.25%, 4/30/11	1,998,883
	3,740	Dex Media East, LLC, Term Loan B, LIBOR + 1.75%, 12/31/08	3,798,791
		Dex Media West, LLC,
	1,139	Term Loan A, LIBOR + 2.00%, 9/10/09	1,154,183
	1,796	Term Loan B, LIBOR + 1.75%, 9/01/09	1,823,422
	1,995	Emmis Operating Co., Term Loan B, LIBOR, 5/15/12	2,019,660
	4,750	Freedom Communications, Inc., Term Loan, LIBOR + 1.75%, 4/04/12	4,827,188
		Insight Midwest Holdings, LLC,
	4,681	Term Loan A, LIBOR + 1.50%, 6/30/09	4,688,897
	997	Term Loan B, LIBOR + 2.75%, 1/06/10	1,015,145
	3,474	Media News, Term Loan C, LIBOR + 1.50%, 8/25/10	3,492,567
	2,277	Mediacom Communications Corp., Term Loan A, LIBOR + 1.25%, 3/31/10	2,266,522
	1,995	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,028,043
	698	NEP Supershooters LP, Term Loan, LIBOR + 4.00%, 2/01/11	711,342
	1,614	New Skies Satellites, Term Loan B, LIBOR + 2.50%, 4/12/11	1,633,407
		Nexstar Broadcasting, Inc.,
	4,000	Term Loan B, LIBOR + 1.75%, 8/14/12	4,025,000
	2,985	Term Loan D, PRIME + 0.50%, 12/31/10	2,985,000
	5,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 4/13/12	5,081,250
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 4/01/12	2,531,250
		Transwestern Publishing Co., Term Loan,
	1,500	LIBOR + 2.25%, 2/25/11	1,504,376
	2,987	LIBOR + 4.50%, 2/25/12	3,016,095
	1,000	UPC Financing Partnership, Term Loan H, LIBOR + 2.75%, 10/30/12	1,010,000
	2,977	Warner Music Group Corp., Term Loan B, LIBOR + 2.50%, 4/08/11	2,998,533

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
			Western Wireless Corp.,
	$ 5,773		Term Loan A, LIBOR + 2.25%, 5/28/10	$ 5,783,388
	2,985		Term Loan B, LIBOR + 3.00%, 5/30/11	3,000,546

				91,158,603

			Publishing—0.2%
	750		Endurance Business, Term Loan B, LIBOR + 2.75%, 3/15/12	764,063

			Real Estate—2.8%
	1,000		Associated Materials, Inc., Term Loan, LIBOR + 2.25%, 4/19/09	1,017,500
			General Growth Properties,
	2,987		Term Loan A, LIBOR + 2.25%, 11/12/07	3,013,164
	3,500		Term Loan B, LIBOR + 2.25%, 11/12/08	3,557,274
			Headwaters, Inc., Term Loan,
	2,767		LIBOR + 3.25%, 4/30/11	2,803,592
	667		LIBOR + 5.50%, 4/30/11	686,111
			Lake Las Vegas Resort, Term Loan,
	850		LIBOR + 2.50%, 10/13/09	863,865
	78		PRIME, 10/13/09	78,974
	489		Stewart Enterprises, Term Loan B, LIBOR + 1.75%, 11/30/11	496,564

				12,517,044

			Technology—2.7%
	2,916		Directed Electronics, Inc., Term Loan, LIBOR + 4.25%, 3/15/10	2,955,666
	2,767		Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 6/29/07	2,783,027
	2,483		UGS Corp., Term Loan, LIBOR + 2.00%, 5/30/11	2,529,047
	2,985		Verifone, Inc., Term Loan B, LIBOR + 2.50%, 6/30/11	2,999,925
	1,000		Westcom Corp., Term Loan B, LIBOR + 2.75%, 12/31/10	1,015,000

				12,282,665

			Telecommunications—6.6%
	1,000		Alaska Communications Systems Holdings, Inc., Term Loan, LIBOR + 2.00%, 1/31/12	1,014,688
	2,000		Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 1/30/11	2,040,834
	4,719		Centennial Cellular Operating Co., Term Loan B, LIBOR + 2.25%, 2/09/11	4,800,484
	1,000		Fairpont Communications, Inc., Term Loan B, LIBOR + 2.00%, 2/15/12	1,013,250
	998		Intelsat Zeus, Ltd., Term Loan B, LIBOR + 1.75%, 7/31/11	1,010,904
	2,000		Iowa Telecommunications Services, Inc., Term Loan B, LIBOR + 2.00%, 11/30/11	2,026,666
	2,000		Nextel Partners Operating Corp., Term Loan C, LIBOR + 2.50%, 5/18/11	2,028,334
	750		Ntelos, Inc., Term Loan, LIBOR + 2.50%, 2/24/10	755,000
			PanAmSat Corp.,
	1,312		Term Loan A, LIBOR + 2.50%, 8/20/09	1,319,640
	373		Term Loan A, PRIME + 2.50%, 8/20/09	375,469
	1,647		Term Loan B, LIBOR + 2.50%, 7/16/11	1,671,703
	5,000		Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	5,164,845
	4,500		Triton PCS, Inc., Term Loan, LIBOR + 3.75%, 11/15/09	4,581,000
			Valor Telecommunications LLC, Term Loan B,
	533		LIBOR + 2.00%, 2/28/12	541,000
	1,454		PRIME + 1.00%, 2/28/12	1,474,225

				29,818,042

			Transportation—0.8%
	2,500		Sirva Worldwide, Inc., Term Loan, LIBOR + 2.00%, 12/31/09	2,457,813
	1,082		Transport Industries, LP, Term Loan, LIBOR + 4.00%, 6/14/10	1,081,651

				3,539,464

			Total Bank Loans	480,049,470

			Foreign Government Bonds—31.0%
B	8,714		Bolivarian Republic of Venezuela, 3.625%, 6/20/05	8,670,310
			Federative Republic of Brazil,
NR	14,400		3.125%, 4/15/05	13,733,737
NR	10,696		8.00%, 4/15/14	10,588,692
BB-	9,435	[3]	8.84%, 6/29/09	10,520,025
BB-	2,400		Ser. B, 10.00%, 8/07/11	2,580,000

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—(cont’d)
NR	$ 1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	$ 1,614,894
A-	800	[3]	Malaysia, 8.75%, 6/01/09	916,896
CCC+	3,500		Republic of Argentina, 3.01%, 8/03/05	2,943,500
BBB-	8,071		Republic of Bulgaria, 3.75%, 7/28/05	8,107,750
A	2,400	[3]	Republic of Chile, 6.875%, 4/28/09	2,594,112
BB+	7,665		Republic of Colombia, 9.75%, 4/09/11	8,431,165
Ba1	3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,512,000
B-	2,400		Republic of Ecuador, 12.00%, 11/15/12	2,394,000
BB+	800		Republic of El Salvador, 9.50%, 8/15/06	846,000
			Republic of Panama,
Ba1	12,714		3.75%, 7/18/05	11,697,131
BB+	840		8.25%, 4/22/08	894,600
			Republic of Peru,
BB	5,544		5.00%, 9/07/05	5,072,760
BB	2,400		9.125%, 1/15/08	2,616,000
Baa1	2,400	[3]	Republic of South Africa, 7.375%, 4/25/12	2,618,160
BB-	2,400		Republic of the Philippines, 8.875%, 4/15/08	2,609,387
BB-	2,400		Republic of Turkey, 12.00%, 12/15/08	2,852,400
			Republic of Venezuela,
B+	4,000		3.693%, 4/22/05	3,540,000
B	5,535		4.313%, 9/30/05	5,507,683
B+	4,800		9.125%, 6/18/07	5,088,000
B	2,000		11.00%, 3/05/08 EUR	2,950,658
			Ukraine,
BB-	8,100	[2]	6.365%, 8/05/05	8,674,290
BB-	2,800	[2]	6.875%, 3/04/11	2,874,200
Baa1	4,800		United Mexican States, 3.33%, 1/13/09	4,850,400

			Total Foreign Government Bonds	139,298,750

			Total Long-Term Investments (cost $705,897,970)	710,076,724

			SHORT-TERM INVESTMENTS—1.5%
			U.S. Government and Agency Zero Coupon Bonds—0.1%
	500		Federal Home Loan Bank, 4/01/05	500,000

			Foreign Government Bond—1.4%
	5,000		German Treasury Bill, 2.027%, 7/13/05 (EUR)	6,461,556

			Total Short-Term Investments (cost $7,150,837)	6,961,556

			Total investments—159.3% (cost $713,354,4404)	$717,038,280
			Liabilities in excess of other assets (includng $19,367,244 of payable for reverse repurchase agreements)—(5.2)%	(23,516,455)
			Preferred shares at redemption value, including dividends payable—(54.1)%	(243,496,357)

			Net Assets applicable to common shareholders—100%	$450,025,468

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s Rating.

[2]	Security is not registered under the Securities Act of 1933. These may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 7.4% of its nets assets, with a current market value of $33,366,112, in securities restricted as to resale.

[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[4]	Cost for Federal income tax purposes is $712,903,810. The net unrealized appreciation on a tax basis is $4,134,470 consisting of $6,424,965 gross unrealized appreciation and $2,290,495 gross unrealized depreciation.

 A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
EUR—European Monetary Unit
TBD—To Be Determined

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Global Floating Rate Income Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005